RELATED PARTY TRANSACTIONS	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related-Party Transactions

8.Related-Party Transactions

In 2020, the Company subleased office space in Torrance, California to Good Dermatology, a professional medical corporation owned by the Founder and former CEO. Under the terms of the sublease, lease expenses incurred by the Company were 100% passed through to Good Dermatology. Total sublease income was $29,174 and $87,523 for the three and nine months ended September 30, 2020. The sublease was terminated as of November 30, 2020.

8.Related-Party Transactions (continued)

For the three months ended September 30, 2021 and 2020, the Company had revenue of $2,756,011 and $3,146,148, respectively, and for the nine months ended September 30, 2021 and 2020, the Company had revenue of $10,803,604 and $3,243,667, respectively, and expenses of $128,084 and $0, respectively, and as of September 30, 2021 and December 31, 2020, receivables of $2,244,157 and $6,927,470, respectively, from Pharmaceutical Products Development, LLC, a shareholder who holds a minority interest in the Company and a seat on the Company’s Board of Directors. Pharmaceutical Products Development, LLC became a minority shareholder of the Company during the first quarter of 2019.

For the three months ended September 30, 2021 and 2020, the Company had revenue of $269,547 and $108,280, respectively, and for the nine months ended September 30, 2021 and 2020, the Company had revenue of $565,092 and $226,843, respectively, and as of September 30, 2021 and December 31, 2020, receivables of $166,474 and $129,857, respectively, from Novartis, who has a 50% ownership in dRX Capital AG, a shareholder who, until July 2021, had a minority interest in the Company and a seat on the Company’s Board of Directors. In July 2021, dRX Capital AG was dissolved and their interest in the Company was distributed to their owners. This dissolution and distribution did not cause any other shareholder of the Company to obtain a minority interest in the Company.

For the three months ended September 30, 2021 and 2020, the Company had revenue of $9,875 and $0, respectively, and for the nine months ended September 30, 2021 and 2020, the Company had revenue of $350,585 and $0, respectively, and as of September 30, 2021 and December 31, 2020, receivables of $2,185 and $0, respectively, from Allovir, who is an investee of a minority shareholder and Board of Directors seat holder of the Company. The minority shareholder became a shareholder of the Company in the third quarter of 2016.

13.         Related-Party Transactions

In 2020 and 2019, the Company subleased office space in Torrance, California to Good Dermatology, a professional medical corporation owned by the Founder and former CEO. Under the terms of the sublease, lease expenses incurred by the Company were 100% passed through to Good Dermatology. Total sublease income was $106,972 and $116,697 for the years ended December 31, 2020 and 2019, respectively. The sublease was terminated as of November 30, 2020.

During the year ended December 31, 2019, the Company purchased clinical trial investigator services in an arm’s length transaction totaling $273,787 from Good Dermatology, a professional medical corporation owned by the Founder and former CEO. No services were purchased from Good Dermatology during the year ended December 31, 2020.

During the year ended December 31, 2019, the Founder and former CEO had a personal loan from the Company in the amount of $300,000 which was paid off in its entirety, including accrued interest of $15,682 on June 26, 2019. There was a zero balance on the loan at December 31, 2019.

For the years ended December 31, 2020 and 2019, the Company had revenue of $9,106,645 and $0, respectively, and as of December 31, 2020 and 2019, receivables of $6,927,470 and $0, respectively, from Pharmaceutical Products Development, LLC, a shareholder who holds a minority interest in the Company. Pharmaceutical Products Development, LLC became a minority shareholder of the Company during the first quarter of 2019.

For the years ended December 31, 2020 and 2019, the Company had revenue of $351,034 and $451,558, respectively, and as of December 31, 2020 and 2019, receivables of $129,857 and $9,825, respectively, from Novartis, who has a 50% ownership in dRX Capital AG, a shareholder who has a minority interest in the Company. dRX Capital AG became a minority shareholder of the Company in the third quarter of 2015.

LifeSci Acquisition II Corp
Related-Party Transactions

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On January 1, 2020, the Company issued an aggregate of 2,156,250 shares of common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On September 30, 2020, LifeSci Holdings LLC transferred 215,625 Founder Shares to Chardan Healthcare Investments LLC, an investor in the Sponsor. The Founder Shares included an aggregate of up to 153,990 shares of common stock that remained subject to forfeiture by the Sponsor, following the underwriters’ election to partially exercise their over-allotment option so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On January 8, 2021, the underwriters’ election to exercise their remaining over-allotment option expired unexercised, resulting in 127,260 shares no longer subject to forfeiture and the forfeiture of 153,990 shares. Accordingly, as of January 8, 2021, there were 2,002,260 Founder Shares issued and outstanding.

The Sponsor and Chardan Healthcare Investments LLC have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30- trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 20, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial support. For the three months ended September 30, 2021 and 2020, the Company incurred $30,000 and $0, respectively, in fees for these services, of which $100,000 and $70,000 is included in accrued expenses in the accompanying unaudited condensed consolidated balance sheets at September 30, 2021 and June 30, 2021, respectively.

Promissory Note — Related Party

On June 19, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $175,000. The Promissory Note was non-interest bearing and payable within 15 days of the Sponsor providing the Company with written notice of demand. The outstanding balance under the Promissory Note of $175,000 was repaid at the closing of the Initial Public Offering on November 24, 2020. No future borrowings are permitted under this note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would be paid upon consummation of a Business Combination, without interest or, at the lender’s discretion, up to $500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $0.90 per warrant. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The warrants would be identical to the Private Warrants. As of September 30, 2021 and June 30, 2020, the Company had no outstanding borrowings under the Working Capital Loans.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On January 1, 2020, the Company issued an aggregate of 2,156,250 shares of common stock (the "Founder Shares") to the Sponsor for an aggregate purchase price of $25,000. On September 30, 2020, LifeSci Holdings LLC transferred 215,625 Founder Shares to Chardan Healthcare Investments LLC, an investor in the Sponsor. The Founder Shares included an aggregate of up to 153,990 shares of common stock that remained subject to forfeiture by the Sponsor, following the underwriters’ election to partially exercise their over-allotment option so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On January 8, 2021, the underwriters’ election to exercise their remaining over-allotment option expired unexercised, resulting in 127,260 shares no longer subject to forfeiture and the forfeiture of 153,990 shares. Accordingly, as of January 8, 2021 and June 30, 2021, there were 2,002,260 Founder Shares issued and outstanding.

The Sponsor and Chardan Healthcare Investments LLC have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30- trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 20, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial support. For the year ended June 30, 2021, the Company incurred $70,000 in fees for these services, of which is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets. For the year ended June 30, 2020 the Company did not incur any fees for these services.

Promissory Note — Related Party

On June 19, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $175,000. On July 9, 2020 the Company borrowed $175,000 from the Sponsor. The Promissory Note was non-interest bearing and payable within 15 days of the Sponsor providing the Company with written notice of demand. The outstanding balance under the Promissory Note of $175,000 was repaid at the closing of the Initial Public Offering on November 24, 2020. No future borrowings are permitted under this note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would be paid upon consummation of a Business Combination, without interest or, at the lender’s discretion, up to $500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $0.90 per warrant. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The warrants would be identical to the Private Warrants. As of June 30, 2021 and 2020, the Company had no outstanding borrowings under the Working Capital Loans.